Supplement to the
Fidelity® Variable Insurance Products
Disciplined Small Cap Portfolio
Investor Class
April 29, 2024
Summary Prospectus

Effective June 1, 2024, the fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements. The amended contract will incorporate a management fee rate that may vary by class. The Adviser or an affiliate will pay certain expenses of managing and operating the fund out of each class's management fee.
Effective June 1, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.38% A, B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02% B
Total annual operating expenses	0.40%
AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.

BAdjusted to reflect current fees.

1 year	$41
3 years	$128
5 years	$224
10 years	$505

VDSCI-SUSTK-0524-101 1.9911885.101	May 31, 2024
Supplement to the
Fidelity® Variable Insurance Products
Disciplined Small Cap Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Summary Prospectus

Effective June 1, 2024, the fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements. The amended contract will incorporate a management fee rate that may vary by class. The Adviser or an affiliate will pay certain expenses of managing and operating the fund out of each class's management fee.
Effective June 1, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
	Initial Class	Service Class	Service Class 2
Management fee	0.30% A, B	0.30% A, B	0.30% A, B
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.02% B	0.02% B	0.02% B
Total annual operating expenses	0.32%	0.42%	0.57%
AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10%, 0.10%, and 0.10% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.

BAdjusted to reflect current fees.

	Initial Class	Service Class	Service Class 2
1 year	$33	$43	$58
3 years	$103	$135	$183
5 years	$180	$235	$318
10 years	$406	$530	$714

VDSC-SUSTK-0524-101 1.9911886.101	May 31, 2024